Notes Payable (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of notes payable agreements with third parties
	December 31, 2022
Note Name	Contractual Maturity Date	Contractual Interest Rates	Unpaid Principal Balance	Fair Value Measurement Adjustments	Original issue discount and proceeds allocated to warrants	Net Carrying Value	Interest Expense for the Twelve Months Ended December 31, 2022
Bridge Notes (3)	October 27, 2028	10%	$36,622	$264	$(10,878)	$26,008	$1,676
Notes payable - China other (4)	Due on Demand	-%	4,997	-	-	4,997	-
Auto loans	October 26, 2026	7%	100	-	-	100	7
			$41,719	$264	$(10,878)	$31,105	$1,683

	December 31, 2021
Note Name	Contractual Maturity Date	Contractual Interest Rates	Unpaid Balance	Fair Value Measurement Adjustments	Original issue discount and proceeds allocated to warrants	Net Carrying Value
March 1, 2021 Notes (1)	March 1, 2022	14%	$55,000	$7,692	$(5,997)	$56,695
August 26, 2021 Notes (1)	March 1, 2022	14%	30,000	1,011	(87)	30,924
June 9, 2021 Note 1 and Note 2 (2)	December 9, 2022	-%	40,000	8,503	(9,522)	38,981
August 10, 2021 Optional Notes(2)	February 10, 2023	15%	33,917	12,283	(11,518)	34,682
Notes payable - China other(4)	Due on demand	-%	5,458	-	-	5,458
PPP Loan(5)	April 17, 2022	1%	193	-	-	193
Auto loans	October 26, 2026	7%	121	-	-	121
Total notes payable			$164,689	$29,489	$(27,124)	$167,054

(a)	the maturity date of each of the ATW NPA Notes was extended to October 31, 2026. This extension does not, however, defer the accrual of interest to the new maturity date. Interest shall accrue on the Notes at 10% per annum following February 10, 2023;

Schedule of notes payable
	Year ended December 31, 2022
Note Name	Contractual Maturity Date	Contractual Interest Rates	Net carrying value at 12/31/2021 Balance	Fair Value Measurement Adjustments	Payment Premium	Cash Payment	Conversion into Class A Common Stock
March 1, 2021 Notes (1)	March 1, 2022	14%	$56,695	$(1,695)	$-	$(55,000)	$-
August 26, 2021 Notes (1)	March 1, 2022	14%	30,924	(924)	2,065	(32,065)	-
June 2021 Notes (2)	October 31, 2026	-%	38,981	1,019	-	-	(40,000)
Optional Notes (2)	October 31, 2026	15%	34,682	(765)	-	-	(33,917)
PPP Loan (5)	April 17, 2022	1%	193	-	-	(193)	-
			$161,475	$(2,365)	$2,065	$(87,258)	$(73,917)

(1)	On March 1, 2021, the Company amended the NPA to permit the issuance of additional notes payable with principal amounts up to $85.0 million. On the same day, the Company entered into notes payable agreements with Ares for an aggregate principal of $55.0 million, receiving net proceeds of $51.5 million, inclusive of a 4.00% original issue discount and $0.1 million of debt issuance costs paid directly by the lender (“March 1, 2021 Notes”). The notes payable were collateralized by a first lien on virtually all tangible and intangible assets of the Company, bore interest at 14% per annum and matured on March 1, 2022. On February 25, 2022, the Company repaid the $55.0 million principal amount of the March 1, 2021 Notes with accrued interest of $7.7 million.

(2)	In addition, in conjunction with the issuance of the notes payable, the Company committed to issue the Ares Warrants to the lender to purchase the Company’s Class A Common Stock no later than August 11, 2021, or if earlier, 15 days after consummation of the Business Combination. The warrants have a term of six years, be equal to 0.20% of the fully diluted capitalization of FFIE’s Class A Common Stock and have an exercise price of $10.00 per share. The commitment to issue the warrants meets the definition of a derivative, was accounted for as a liability, and will be marked to fair value at the end of each reporting period with changes in fair market value recorded in the Consolidated Statements of Operations and Comprehensive Loss. The Company determined the commitment to issue warrants was a liability as of March 1, 2021, and estimated the fair value of the warrants to be $5.0 million using the Black-Scholes option-pricing model (see Note 8, Fair Value of Financial Instruments).

(5)	On April 17, 2020, the Company received loan proceeds from East West Bank of $9.2 million under the Paycheck Protection Program (“PPP”). The PPP was established as part of the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”) and provided for loans to qualifying businesses. The loans and accrued interest are forgivable so long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent, and utilities, as described in the CARES Act. The amount of loan forgiveness will be reduced if the borrower terminates employees or reduces salaries. The unforgiven portion of the PPP loan is payable over two years at an interest rate of 1%, with a deferral of payments for the later of the first six months or when the amount of the loan forgiveness is determined. The Company used the proceeds for purposes consistent with the PPP requirements. The note matured on April 17, 2022, had no covenants, and was unsecured.

Schedule of notes settlement
March 1, 2021 Notes	December 31, 2022	December 31, 2021
Outstanding principal	$-	$55,000
Accrued interest	-	6,455
Interest expense for the year ended December 31, 2022	1,266	-
Principal payments	55,000	-
Interest payments	7,721	-

August 26, 2021 Notes	December 31, 2022	December 31, 2021
Outstanding principal	$-	$30,000
Accrued interest	-	1,473
Interest expense for the year ended December 31, 2022	662	-
Principal payments	30,000	-
Interest payments	2,135	-
Payment Premium payments	2,065	-

June 9, 2021 Note 1	As of and for the Year Ended
(dollars in thousands)	2021
Outstanding principal	$20,000
Original issue discount and debt issuance costs	1,797
Proceeds	18,203

June 9, 2021 Note 2	As of and for the Year Ended
(dollars in thousands)	2021
Outstanding principal	$20,000
Original issue discount and debt issuance costs	2,600
Proceeds	17,400

August 10, 2021 Optional Notes	As of and for the Year Ended
(dollars in thousands)	2021
Outstanding principal	$33,917
Accrued interest	183
Interest expense	183
Original issue discount and debt issuance costs	3,542
Proceeds	30,375

Optional Notes	December 31, 2022	December 31, 2021
Outstanding principal	$-	$33,917
Accrued interest	-	183
Interest expense for the year ended December 31, 2022	2,572	-
Principal conversion into Class A Common Stock	33,917	-
Interest payments	2,756	-

June 2021 Notes	December 31, 2022	December 31, 2021
Outstanding principal	$-	$40,000
Accrued interest	-	-
Interest expense for the year ended December 31, 2022	-	-
Principal conversion into Class A Common Stock	40,000	-
Interest payments	-	-

As of and for the Year Ended December 31,
(dollars in thousands)	2021
Outstanding principal	$5,458
Foreign exchange (gain) loss on principal	133
Reclassification from related party notes payable	730

As of and for the Year Ended December 31,
January 13 and March 12, 2021 Notes	2021
Outstanding principal	$-
Original issue discount and debt issuance costs	1,940
Principal and conversion premium settled with equity	23,725
Proceeds	16,310

As of and for the Year Ended December 31,
January 13 and March 8, 2021 Notes	2021
Outstanding principal	$-
Original issue discount and debt issuance costs	1,132
Interest expense	632
Principal conversion premium settled with equity	2,069
Interest settled with equity	82
Principal and conversion premium payments in cash	11,582
Interest payments in cash	550
Proceeds	8,218

Schedule of business combination and combination of cash payments and commitment
	Year ending December 31, 2021
Note Name	Net Carrying Value at 12/31/2020	Borrowings, net of OID	Fair Value Measurement Adjustments	Accrued Interest at Settlement	FX and Other	Cash Payment	Equity Settlement	Net Carrying Value at 12/31/2021	Loss (Gain) at Settlement	Interest Expense for the year ended December 31, 2021
Settlement prior to the Business Combination:
Note payable	$57,293	$-	$-	$17,177	$(1,293)	$-	$(73,177)	$-	$-	$3,408
Notes payable	19,100	-	-	6,098	-	-	(25,198)	-	-	1,281
Subtotal settlements prior to the Business Combination	76,393	-	-	23,275	(1,293)	-	(98,375)	-	-	4,689
Settlements in the Business Combination:
Notes payable - NPA	21,059	-	104	3,614	-	(17,636)	(7,141)	-	2,699	976
Notes payable - China	3,659	-	-	2,713	56	-	(6,428)	-	2,430	374
Notes payable - China	4,807	-	-	757	110	-	(5,674)	-	2,145	164
Note payable	17,712	-	1,988	-	667	-	(20,367)	-	7,698	-
January 13 and March 12, 2021 Notes(6)	-	16,790	6,935	-	-	-	(23,725)	-	8,968	-
Note payable	20,972	-	138	270	667	(18,992)	(3,055)	-	1,155	1,334
January 13 and March 8, 2021 Notes(7)	-	8,750	4,901	82	-	(11,582)	(2,151)	-	813	632
Subtotal settlements in the Business Combination	68,209	25,540	14,066	7,436	1,500	(48,210)	(68,541)	-	25,908	3,480
PPP Loan(5)	9,168	-	-	-	(8,975)	-	-	193	(8,975)	92
Total	$153,770	$25,540	$14,066	$30,711	$(8,768)	$(48,210)	$(166,916)	$193	$16,933	$8,261

Schedule of principal maturities of notes payable
Due on demand	$4,997
2026	100
2028	36,622
41,719